Nature of Business and Organization (Tables)	12 Months Ended
Jun. 30, 2024
Nature of Business and Organization [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities	The consolidated financial statements reflect the activities of each of the following entities:
Name	Background	Ownership	Principal activities
Global Engine Group Holding Limited (“GE Group”)	● A BVI company ● Incorporated on September 7, 2021	-	Investment holding
Global Engine Holdings Limited (“BVI Sub”)	● A BVI company ● Incorporated on March 5, 2021	100% owned by GE Group	Investment holding
Global Engine Limited (“GEL”)	● A Hong Kong company ● Incorporated on May 3, 2018	100% owned by BVI Sub	integrated solutions provider in ICT, system integration and other technical consultation services